Basis of preparation	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation	Basis of preparation
These unaudited Condensed Consolidated Interim Financial Statements (“Interim Statements”) of Shell plc (“the Company”) and its subsidiaries (collectively referred to as “Shell”) have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB") and adopted by the UK, and on the basis of the same accounting principles as those used in the Company's Annual Report and Accounts (pages 237 to 307) for the year ended December 31, 2022 as filed with the Registrar of Companies for England and Wales and the Autoriteit Financiële Markten (the Netherlands) and Form 20-F (pages 216 to 287) for the year ended December 31, 2022 as filed with the US Securities and Exchange Commission, and should be read in conjunction with these filings.
The financial information presented in the unaudited Condensed Consolidated Interim Financial Statements does not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006 (“the Act”). Statutory accounts for the year ended December 31, 2022 were published in Shell's Annual Report and Accounts, a copy of which was delivered to the Registrar of Companies for England and Wales, and in Shell's Form 20-F. The auditor’s report on those accounts was unqualified, did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying the report and did not contain a statement under sections 498(2) or 498(3) of the Act.
On consolidation, assets and liabilities of non-dollar entities are translated to dollars at period-end rates of exchange, while their statements of income, other comprehensive income and cash flows are translated at average rates. Until the end of 2022 this translation was performed at quarterly average rates. As from January 1, 2023 this translation is performed at monthly average rates. This change had no significant impact on Shell's financial reporting.
New standards adopted in 2023
IFRS 17 Insurance contracts (IFRS 17) as issued in 2017, with amendments published in 2020 and 2021, was adopted as from January 1, 2023. The adoption of IFRS 17 had no significant effect on Shell's financial reporting.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12 Income taxes (IAS 12)), published in May 2021, was adopted as from January 1, 2023. The adoption of these amendments had no significant effect on Shell's financial reporting.
International Tax Reform — Pillar Two Model Rules (Amendments to IAS 12) as issued on May 23, 2023, was adopted as from that date. The amendments to IAS 12 introduce a temporary mandatory relief from accounting for deferred tax that arises from legislation implementing OECD Pillar Two. On June 20, 2023, the United Kingdom substantively enacted Pillar Two. As required by the amendments to IAS 12, Shell has applied the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
Going concern
These unaudited Condensed Consolidated Interim Financial Statements have been prepared on the going concern basis of accounting. In assessing the appropriateness of the going concern assumption over the period to December 31, 2024 (the ‘going concern period’), management have stress tested Shell’s most recent financial projections to incorporate a range of potential future outcomes by considering Shell’s principal risks, potential downside pressures on commodity prices and long-term demand, and cash preservation measures, including reduced capital expenditure and shareholder distributions. This assessment confirmed that Shell has adequate cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due in order to continue its operations during the going concern period. Therefore, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these unaudited Condensed Consolidated Interim Financial Statements.
Key accounting considerations, significant judgements and estimates
Future long-term commodity price assumptions and management’s view on the future development of refining margins represent a significant estimate. Future long-term commodity price assumptions were subject to change in the second quarter 2023 (see Note 7).
The discount rate applied in assessing value in use represents a significant estimate. The discount rate applied was subject to change in the second quarter 2023 (see Note 7).